Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
TappAlpha SPY Growth & Daily Income ETF
Shareholder Report [Line Items]
Fund Name	TappAlpha SPY Growth & Daily Income ETF
Class Name	TappAlpha SPY Growth & Daily Income ETF
Trading Symbol	TSPY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TappAlpha SPY Growth & Daily Income ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tappalphafunds.com. You can also contact us at (844) 403-2888.
Additional Information Phone Number	(844) 403-2888
Additional Information Website	www.tappalphafunds.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TappAlpha SPY Growth & Daily Income ETF	$34	0.68%¹
¹	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68% [1]
Net Assets	$ 38,053,509
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 82,816
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$38,053,509
Number of Holdings	3
Total Advisory Fee Paid	$82,816
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown I
Largest Holdings [Text Block]
Top Holdings
SPDR S&P 500 ETF Trust	99.58%
First American Government Obligations Fund - Institutional Class	0.07%
S&P 500® Index Options	(0.00%)²
²	Less than 0.005%.

[1]	Annualized.